Note 3 - Summary of Significant Accounting Policies: Stock Based Compensation (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Stock Based Compensation

Stock Based Compensation

The Company follows Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”) which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As of March 31, 2013 and December 31, 2012, the Company did not have any issued or outstanding stock options.